Employee Benefit Plans and Postretirement Benefits (Tables)	6 Months Ended
Jun. 30, 2017
Postemployment Benefits [Abstract]
Net Periodic Benefit Cost

The following summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit pension plans and postretirement health and life insurance plans for the three and six months ended June 30, 2017 and 2016:

	Pension		Healthcare		Other
	Three Months Ended June 30,		Three Months Ended June 30,		Three Months Ended June 30,
	2017	2016	2017	2016	2017	2016
	(in millions)
Service cost	$7	$8	$1	$1	$4	$4
Interest cost	18	22	9	10	—	1
Expected return on assets	(27)	(29)	(2)	(1)	—	—
Amortization of:
Prior service credit	—	—	—	(1)	—	—
Actuarial loss	21	19	1	3	1	—
Other	3	$—	—	—	—	—
Net periodic benefit cost	$22	$20	$9	$12	$5	$5

	Pension		Healthcare		Other
	Six Months Ended June 30,		Six Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016	2017	2016
	(in millions)
Service cost	$14	$15	$3	$3	$7	$7
Interest cost	36	44	18	20	1	2
Expected return on assets	(54)	(58)	(4)	(3)	—	—
Amortization of:
Prior service credit	—	—	(1)	(2)	—	—
Actuarial loss	43	39	3	7	1	—
Other	3	—	—	—	—	—
Net periodic benefit cost	$42	$40	$19	$25	$9	$9